U.S. Bancorp Fund Services LLC

615 East Michigan Street

Milwaukee, WI 53202

November 29, 2012

FILED VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”) and the regulations thereunder, transmitted herewith on behalf of the Trust is the XBRL risk/return summaries and corresponding XBRL exhibits, noted below, that mirrors the revisions to the risk/return summary described for the Direxion All Cap Insider Sentiment Shares and the Direxion Large Cap Insider Sentiment Shares and filed pursuant to Rule 497(e) under the 1933 Act on November 6, 2012. This November 6, 2012 Rule 497(e) filing (Accession No. 0000894189-12-006180) is hereby incorporated by reference to today’s Rule 497(e) filing.

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at (312) 325-2037.

Sincerely,

/s/Adam R. Henkel
Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC